OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve - Reserve of cash flow hedges [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Cash flow hedging reserve
Balance	£ 1,110	£ 1,573	£ 2,224
Change in fair value of hedging derivatives	876	48	(168)
Income statement transfers	(430)	(511)	(483)
Balance	1,556	1,110	1,573
The Bank [member]
Cash flow hedging reserve
Balance	1,268	1,554	1,845
Change in fair value of hedging derivatives	675	183	36
Income statement transfers	(336)	(469)	(327)
Balance	1,607	1,268	1,554
Pre-Tax [member] | The Group [member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	1,166	91	(271)
Income statement transfers	(580)	(691)	(644)
Pre-Tax [member] | The Bank [member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	892	255	15
Income statement transfers	(448)	(628)	(436)
Deferred Income Tax Charge [Member] | The Group [member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	(290)	(43)	103
Income statement transfers	150	180	161
Deferred Income Tax Charge [Member] | The Bank [member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	(217)	(72)	21
Income statement transfers	£ 112	£ 159	£ 109